Acquisition costs and other expenditure from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies	$ (2,089)	$ (2,080)	$ (3,104)
Acquisition costs deferred	848	617	616
Amortisation of acquisition costs	(343)	(308)	(257)
Administration costs and other expenditure (net of other reinsurance commission)	(3,128)	(2,433)	(2,962)
Movements in amounts attributable to external unit holders of consolidated investment funds	152	(447)	(201)
Total acquisition costs and other expenditure from continuing operations	(4,560)	(4,651)	(5,908)
Depreciation of property, plant and equipment	(169)	(186)	(186)
Depreciation charge from the right-of-use assets	$ (123)	(134)	$ (126)
Hong Kong
Acquisition costs and other expenditure
Commission arising from the reinsurance transaction entered into by the Hong Kong business		$ 770